Long-Term Borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-Term Borrowings
Less: current portion	$ (6,000)	$ (6,000)
Total	40,500	46,500
Long-Term Borrowings
Long-Term Borrowings
Unsecured borrowings	46,500	52,500
Less: current portion	(6,000)	(6,000)
Total	40,500	46,500
Unused long-term credit lines	$ 83,500	$ 40,000
Interest rate	5.48%
Long-Term Borrowings | Bottom of range
Long-Term Borrowings
Interest rate		0.62467%
Long-Term Borrowings | Top of range
Long-Term Borrowings
Interest rate		0.73055%